Business Combination - Schedule of Reconciliation of Elements of Business Combination (Details)	8 Months Ended
Sep. 30, 2021 USD ($)
Business Acquisition [Line Items]
Less: Fair value of private warrants	$ (261,060)
Less: Transaction costs and advisory fees allocated to equity	(40,965,106)
Net Business Combination	383,064,147
Less: Transaction costs and advisory fees allocated to warrants	(102,432)
Add: Fair value of private warrants	261,060
Add: Accrued transaction costs and advisor fees	1,063,416
Net cash contributions from Business Combination	383,853,005
PIPE Financing
Business Acquisition [Line Items]
Cash	322,350,000
GWAC Trust and Cash, Net of Redemptions
Business Acquisition [Line Items]
Cash	43,197,478
Bitfury Private Placement
Business Acquisition [Line Items]
Cash, subscription receivable and/or debt forgiveness	60,000,000
Less: Subscription receivable	(1,690,351)
GWAC
Business Acquisition [Line Items]
Add: Non-cash net assets assumed	433,186
Less: Non-cash net assets assumed	$ (433,186)